Non-controlling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ (2.3)	$ 0
Changes in the year	0	(2.3)
Net (loss)/income	12.4	0	0
Balance, end of period	10.1	(2.3)	0
Ship Finance
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	(2.3)	0
Changes in the year	0	(2.3)
Net (loss)/income	12.4	0
Balance, end of period	$ 10.1	$ (2.3)